Payments, Details - 12 months ended Mar. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
Total	$ 9,167,493	Taxes	CHINA	HENAN	Henan Taxation Bureau [Member]	Ying Mining District [Member]	“Silver”, “Lead”, “Zinc” and “Gold”	Mining [Member]	Underground Mining
#: 2
Total	4,238,018	Royalties	CHINA	HENAN	Henan Taxation Bureau [Member]	Ying Mining District [Member]	“Silver”, “Lead”, “Zinc” and “Gold”	Mining [Member]	Underground Mining
#: 3
Total	1,857,380	Fees	CHINA	HENAN	Henan Taxation Bureau [Member]	Ying Mining District [Member]	“Silver”, “Lead”, “Zinc” and “Gold”	Mining [Member]	Underground Mining
#: 4
Total	368,978	Taxes	CHINA	GUANGDONG	Guangdong Taxation Bureau [Member]	GC [Member]	“Silver”, “Lead” and “Zinc”	Mining [Member]	Underground Mining
#: 5
Total	856,698	Royalties	CHINA	GUANGDONG	Guangdong Taxation Bureau [Member]	GC [Member]	“Silver”, “Lead” and “Zinc”	Mining [Member]	Underground Mining
#: 6
Total	$ 523,621	Fees	CHINA	GUANGDONG	Guangdong Taxation Bureau [Member]	GC [Member]	“Silver”, “Lead” and “Zinc”	Mining [Member]	Underground Mining